INCOME AND OTHER TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	$ 2,752	$ 2,479
Increases related to tax positions of the current year	155	116
Increases related to tax position of prior years	98	227
Reductions for tax positions of prior years	(90)	(379)
Lapse of statute of limitations	(34)	(30)
Audit settlements	(14)	(219)
Unrecognized tax benefits, ending balance	2,867	2,752
EMC
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits assumed through EMC merger transaction	$ 0	$ 558